Contract assets and deferred revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets - current	$ 16.0	$ 11.7
Contract assets - long-term	6.0	8.6
Deferred revenue - current	(210.4)	(198.6)
Deferred revenue - long-term	(108.8)	(104.4)
Revenue recognized that was included in deferred revenue at the beginning of the period	$ 189.5	$ 198.9